Segments	6 Months Ended
Jun. 30, 2020
Segments [abstract]
Segments

2 Segments

Equinor’s operations are managed through the following operating segments (business areas): Development & Production Norway (DPN), Development & Production International (DPI), Development & Production Brazil (DPB), Development & Production USA (DPUSA), Marketing, Midstream & Processing (MMP), New Energy Solutions (NES), Technology, Projects & Drilling (TPD), Exploration (EXP) and Global Strategy & Business Development (GSB).

The reporting segments Exploration & Production Norway (E&P Norway), Exploration & Production USA (E&P USA) and MMP consist of the business areas DPN, DPUSA and MMP respectively. The operating segments DPI and DPB are aggregated into the reporting segment Exploration & Production International (E&P International). The aggregation has its basis in similar economic characteristics, such as similar long-term average gross margins, the assets’ long term and capital-intensive nature and exposure to volatile oil and gas commodity prices, the nature of products, service and production processes, the type and class of customers, the methods of distribution and regulatory environment. The operating segments NES, GSB, TPD, EXP and corporate staffs and support functions are aggregated into the reporting segment “Other” due to the immateriality of these operating segments. The majority of the costs within the operating segments GSB, TPD and EXP are allocated to the E&P Norway, E&P USA, E&P International and MMP reporting segments.

In the second quarter of 2020, Equinor changed its internal reporting to management, impacting the composition of Equinor's operating and reporting segments. Equinor’s upstream activities in the USA will now be reported separately to management, and such information is also considered to be useful to the users of the financial statements, resulted in the exploration and production activities in the USA as of the second quarter of 2020 are considered a separate operating- and reporting segment. Previously these activities were included in the DPI operating segment and presented as part of the E&P International reporting segment.

The eliminations section includes the elimination of inter-segment sales and related unrealised profits, mainly from the sale of crude oil and products. Inter-segment revenues are based upon estimated market prices.

Segment data for the second quarter of 2020 and 2019 is presented below. The reported measure of segment profit is net operating income/(loss). Deferred tax assets, pension assets and non-current financial assets are not allocated to the segments.

The measurement basis for segments is IFRS as applied by the group with the exception of IFRS 16 Leases and the line item Additions to PP&E, intangibles and equity accounted investments. All IFRS 16 leases are presented within the Other segment. The lease costs for the period are allocated to the different segments based on underlying lease payments, with a corresponding credit in the Other segment. Lease costs allocated to licence partners are recognised as other revenues in the Other segment. Additions to PP&E, intangible assets and equity accounted investments in the E&P and MMP segments include the period’s allocated lease costs related to activity being capitalised with a corresponding negative addition in the Other segment. The line item Additions to PP&E, intangibles and equity accounted investments excludes movements related to changes in asset retirement obligations.

Second quarter 2020	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenues and other income	10	52	67	7,392	50	0	7,570
Revenues inter-segment	1,649	515	408	88	1	(2,661)	0
Net income/(loss) from equity accounted investments	0	(11)	0	7	38	0	33

Total revenues and other income	1,659	555	475	7,486	88	(2,661)	7,603

Purchases [net of inventory variation]	0	(26)	0	(5,127)	(0)	2,403	(2,750)
Operating, selling, general and administrative expenses	(706)	(281)	(293)	(1,423)	125	166	(2,411)
Depreciation, amortisation and net impairment losses	(992)	(509)	(475)	(326)	(220)	0	(2,522)
Exploration expenses	(65)	(288)	(40)	0	0	0	(393)

Total operating expenses	(1,762)	(1,103)	(808)	(6,877)	(94)	2,569	(8,075)

Net operating income/(loss)	(104)	(548)	(332)	610	(6)	(92)	(472)

Additions to PP&E, intangibles and equity accounted investments	1,118	484	268	51	386	0	2,307

Second quarter 2019	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)
		(restated)	(restated)

Revenues third party, other revenues and other income	157	429	98	16,315	59	0	17,057
Revenues inter-segment	4,226	1,122	972	127	1	(6,448)	0
Net income/(loss) from equity accounted investments	7	9	2	11	10	0	39

Total revenues and other income	4,390	1,559	1,071	16,454	70	(6,448)	17,096

Purchases [net of inventory variation]	0	14	0	(15,065)	(0)	6,445	(8,606)
Operating, selling, general and administrative expenses	(888)	(403)	(403)	(1,073)	63	202	(2,502)
Depreciation, amortisation and net impairment losses	(945)	(477)	(521)	(100)	(190)	0	(2,233)
Exploration expenses	(79)	(142)	(14)	0	0	0	(235)

Total operating expenses	(1,913)	(1,008)	(937)	(16,238)	(127)	6,647	(13,575)

Net operating income/(loss)	2,478	551	134	216	(57)	199	3,521

Additions to PP&E, intangibles and equity accounted investments	1,718	991	645	60	19	0	3,432

First half 2020	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	17	218	208	22,087	99	0	22,629
Revenues inter-segment	5,179	1,680	1,152	184	1	(8,197)	0
Net income/(loss) from equity accounted investments	0	5	0	18	82	0	104

Total revenues and other income	5,196	1,903	1,360	22,289	182	(8,197)	22,733

Purchases [net of inventory variation]	0	(68)	0	(18,627)	(0)	8,549	(10,146)
Operating, selling, general and administrative expenses	(1,341)	(779)	(664)	(2,767)	184	353	(5,014)
Depreciation, amortisation and net impairment losses	(2,833)	(1,380)	(1,711)	(607)	(429)	0	(6,959)
Exploration expenses	(160)	(536)	(332)	0	0	0	(1,028)

Total operating expenses	(4,333)	(2,763)	(2,707)	(22,001)	(245)	8,902	(23,147)

Net operating income/(loss)	863	(861)	(1,347)	288	(63)	705	(414)

Additions to PP&E, intangibles and equity accounted investments	2,407	1,225	694	107	489	0	4,922

Balance sheet information
Equity accounted investments	2	563	0	90	944	0	1,599
Non-current segment assets	30,547	19,715	15,557	4,350	4,090	0	74,259
Non-current assets not allocated to segments							10,853

Total non-current assets							86,711

First half 2019	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)
		(restated)	(restated)

Revenues third party, other revenue and other income	160	907	214	32,050	145	0	33,476
Revenues inter-segment	9,205	2,332	1,966	227	2	(13,732)	0
Net income/(loss) from equity accounted investments	13	18	3	16	53	0	103

Total revenues and other income	9,378	3,258	2,183	32,293	199	(13,732)	33,578

Purchases [net of inventory variation]	1	(25)	(0)	(28,532)	(0)	13,295	(15,261)
Operating, selling, general and administrative expenses	(1,624)	(1,003)	(801)	(2,168)	62	393	(5,141)
Depreciation, amortisation and net impairment losses	(1,964)	(870)	(1,029)	(193)	(364)	0	(4,421)
Exploration expenses	(193)	(267)	(43)	0	0	0	(503)

Total operating expenses	(3,781)	(2,165)	(1,874)	(30,892)	(302)	13,688	(25,326)

Net operating income/(loss)	5,597	1,093	309	1,401	(103)	(44)	8,252

Additions to PP&E, intangibles and equity accounted investments	2,941	1,779	1,078	547	485	0	6,830

Balance sheet information
Equity accounted investments	1,041	306	82	94	1,347	0	2,870
Non-current segment assets	33,517	20,777	18,855	5,362	4,449	0	82,960
Non-current assets not allocated to segments							9,778

Total non-current assets							95,609

In the second quarter of 2020 Equinor recognised net impairment of USD 374 million of which USD 111 million was classified as exploration expenses.

In the E&P International segment the net impairment was USD 146 million of which USD 111 million was classified as exploration expenses and USD 35 million was related to a production asset in North America – conventional other area due to a decrease in estimated production period.

In the MMP segment the impairment was USD 228 million related to a gas processing plant in Norway. The impairment was caused by a decrease in estimated future gas volumes.

Due to the recovery in commodity prices, at the end of the second quarter as compared to the end of the first quarter, MMP has reversed USD 605 million in write-down of inventory included in the line item Purchases [net of inventory variation]. The impact is largely offset by loss on derivatives included in the line item Revenues third party, other revenue and other income.

Most of the renewable assets in Equinor Group are accounted for using equity method and the results are presented in the Other reporting segment.  The net income from the equity accounted investments within the operating segment NES was USD 38 million in the second quarter of 2020 and USD 82 million in the first half of 2020, which compares to USD 10 million in the second quarter of 2019 and USD 53 million in the first half 2019. The effect of high availability and production on all offshore wind assets in the first quarter of 2020 was partly offset by effect of seasonal lower wind and planned maintenance in the second quarter of 2020, and by effect of partial divestment of ownership share in Arkona wind farm in the fourth quarter of 2019.

See also note 8 Impact of the Covid-19 pandemic and oil price decline.

For information regarding acquisition and disposal of interests, see note 3 Acquisitions and disposals.

Revenues from contracts with customers by geographical areas

When attributing the line item Revenues third party, other revenues and other income to the country of the legal entity executing the sale for the second quarter of 2020, Norway constitutes 79% and the US constitutes 16% of such revenues. For the second quarter of 2019, Norway and the US constituted 72% and 22% of such revenues respectively.

For the first half of 2020, Norway constitutes 80% and the US constitutes 15% of such revenues. For the first half of 2019, Norway and the US constituted 74% and 19% of such revenues respectively.

Non-current assets by country

	At 30 June	At 31 March	At 31 December	At 30 June
(in USD million)	2020	2020	2019	2019

Norway	36,383	32,274	40,292	40,664
USA	16,524	16,524	17,776	19,999
Brazil	8,796	8,619	8,724	8,197
UK	4,913	4,968	5,657	5,406
Azerbaijan	1,696	1,671	1,598	1,497
Canada	1,435	1,372	1,672	1,651
Angola	1,331	1,320	1,564	1,743
Tanzania	964	964	964	963
Denmark	887	862	984	883
Algeria	866	880	915	950
Other countries	2,064	2,051	1,986	3,877

Total non-current assets1)	75,858	71,505	82,133	85,830

1) Excluding deferred tax assets, pension assets and non-current financial assets.

Revenues from contracts with customers and other revenues
	Quarters			Full Year
(in USD million)	Q2 2020	Q1 2020	Q2 2019	2019

Crude oil	4,018	7,840	9,390	33,505

Natural gas	1,188	2,170	2,637	11,281
- European gas	923	1,767	2,204	9,366
- North American gas	196	290	281	1,359
- Other incl. LNG	68	113	152	556

Refined products	1,258	2,029	2,866	10,652
Natural gas liquids	839	1,449	1,542	5,807
Transportation	286	329	163	967
Other sales	88	136	165	445

Revenues from contracts with customers	7,677	13,954	16,763	62,657

Taxes paid in-kind	(9)	47	105	344
Physically settled commodity derivatives	152	99	(306)	(1,086)
Gain/(loss) on commodity derivatives	(318)	912	276	732
Other revenues	61	52	60	265
Total other revenues	(114)	1,110	134	254

Revenues	7,563	15,065	16,898	62,911